Investments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Investments	Investments

	As at December 31	As at December 31
(in millions of U.S. dollars)	2023	2022
MARKETABLE EQUITY SECURITIES
Artemis Gold Inc.(1)	—	24.0
Talisker Resources Ltd.	2.5	5.1
Other marketable securities	4.5	6.4
Total marketable equity securities	7.0	35.5
Other investments(2)	0.1	0.1
Total investments	7.1	35.6
1.In January 2023, the Company sold its investment in Artemis Gold Inc. for net proceeds of $23.4 million (C$31.5 million).
2.Other investments includes restricted shares not yet available for sale.